LEASES (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2021	May 31, 2018	Mar. 31, 2016	Apr. 30, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 01, 2024	Aug. 01, 2024	Jun. 30, 2023	Apr. 01, 2023	Jan. 01, 2021
Property, Plant and Equipment [Line Items]
Lessee, operating lease, discount rate												5.00%
Sale/leaseback transaction			the Company entered into a lease of Marina Towers under a sale/leaseback transaction, via a 10-year absolute triple-net master lease agreement, to expire in 2026. The Company has two successive options to renew the lease for five-year periods on the same terms and conditions and did not have any residual interest or the option to repurchase the facility at the end of the lease term.
Operating lease payments	$ 50,000
Lease settlement expense					$ 1,443,498	$ 1,443,498
Obligation paid					200,000		$ 200,000
Accounts payable liability					$ 1,200,000		$ 1,200,000
Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Principal Payments		$ 2,112		$ 2,112
Lessee, Finance Lease, Discount Rate		5.00%									5.00%
Debt Instrument, Annual Principal Payment										$ 19,473
Debt, Current										$ 9,000
Office [Member]
Property, Plant and Equipment [Line Items]
Operating lease remaining term												7 years
Clinic Facility [Member]
Property, Plant and Equipment [Line Items]
Operating lease remaining term												1 year
Lessee, Operating Lease, Term of Contract								6 years	66 months
Lessee, Operating Lease, Renewal Term								5 years	5 years